schedule of outstanding stock options (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	546	982
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	€ 1	€ 1
Weighted average remaining contractual term (years), beginning	1 year	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding	€ 584,132	€ 1,056,316
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	169
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	€ 1
Other than options aggregate intrinsic value granted	€ 183,831
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised	715	436
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	€ 1	€ 1
Weighted average remaining contractual term (years), beginning		1 year
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested	€ 777,920	€ 472,184
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Forfeitures and Expirations
[custom:ShareBasedCompensationArrangementsByShareBasedPaymentAwardOptionsExercisesInPeriodWeightedAverageForfeitedPrice]
Other than options aggregate intrinsic value forfeited
Share based compensation arrangement by share based payment award non option equity instruments exercisable
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionEquityInstrumentsWeightedAverageExercisablePrice-1]
Other than options aggregate intrinsic value exercisable
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		546
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance		€ 1
Other than options aggregate intrinsic value exercisable
Share based compensation arrangement by share based payment award non option equity instruments exercisable
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionEquityInstrumentsWeightedAverageExercisablePrice-2]